Document and Entity Information	Nov. 18, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	STRYKER CORP
Entity Address, Address Line Two	Employee
Amendment Flag	false
Entity Central Index Key	0000310764
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Incorporation State Country Code	MI
Entity File Number	001-13149
Entity Tax Identification Number	38-1239739
Entity Address, Address Line One	2825 Airview Boulevard
Entity Address, City or Town	Kalamazoo
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49002
City Area Code	(269)
Local Phone Number	385-2600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $.10 Par Value
Trading Symbol	SYK
Security Exchange Name	NYSE
Senior Unsecured Notes 1.125 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.125% Notes due 2023
Trading Symbol	SYK23
Security Exchange Name	NYSE
Senior Unsecured Notes 0.250 Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2024
Trading Symbol	SYK24A
Security Exchange Name	NYSE
Senior Unsecured Notes 2.125 Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.125% Notes due 2027
Trading Symbol	SYK27
Security Exchange Name	NYSE
Senior Unsecured Notes 0.750 Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2029
Trading Symbol	SYK29
Security Exchange Name	NYSE
Senior Unsecured Notes 2.625 Due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.625% Notes due 2030
Trading Symbol	SYK30
Security Exchange Name	NYSE
Senior Unsecured Notes 1.000 Due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2031
Trading Symbol	SYK31
Security Exchange Name	NYSE
Senior Unsecured Notes Variable Interest Rate Due November 2020 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Notes due 2020
Trading Symbol	SYK20A
Security Exchange Name	NYSE